Assets (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025	Dec. 31, 2024
Total accrued expenses			$ 1,566,000		$ 1,623,000	$ 3,137,000
Other noncurrent liabilities					$ 69,000	$ 383,000
Peak Bio, Inc. [Member]
Allocation of depreciation expense	$ 57,897	$ 111,759	144,045	$ 151,873
Total accrued expenses	4,495,752		3,576,768	2,038,291
Other noncurrent liabilities			230,650	790,800
Other accrued liabilities noncurrent			560,150
Peak Bio, Inc. [Member] | Other Noncurrent Liabilities [Member]
Accrued compensation			230,650
Peak Bio, Inc. [Member] | Accrued Liabilities [Member]
Accrued compensation			2,807,749
Peak Bio, Inc. [Member] | Director [Member]
Accrued compensation			3,038,399	1,885,843
Unpaid compensation			2,807,749	1,095,043
Total accrued expenses			230,650	790,800
Peak Bio, Inc. [Member] | Former Directors and Officers [Member]
Accrued compensation	$ 2,781,354		3,038,399
pH Pharma Co Ltd [Member] | Peak Bio, Inc. [Member]
Allocation of depreciation expense			$ 144,045	$ 151,873